Note 6. Equity Transactions: Stock Warrants, Modifications (Policies)	12 Months Ended
Dec. 31, 2015
Policies
Stock Warrants, Modifications

During the year ended December 31, 2014, the Board of Directors approved a plan to offer to all Company warrants holders a 25% discount on the exercise price to any warrant holder who exercises warrants, and a second 25% discount on any subsequent warrant exercise, but within a specific “discount period” and only on a temporary basis.  Any warrant holder who exercised within the discount period also received a “replacement warrant” on a 1.5 to 1 basis.  All other terms and conditions of all outstanding warrants remain unchanged, and the discount offer was temporary.  During the discount period, five warrant holders exercised a total of 250,009 warrants at various exercise prices and were issued a total of 250,009 shares of restricted common stock and 375,014 replacement warrants.  As a condition of exercise, all of the $122,177 in cash proceeds from the exercises were restricted for future payment to specific creditors as agreed upon with the warrant holders, and subsequently used to pay these creditors.  In all instances the shares and the warrants issued and sold were in a private offering transaction pursuant to an exemption under Section 4(2) of the Securities Act of 1933 for transactions by an issuer not involving a public offering.

In October 2015, the Company approved a plan to modify all Company warrants by extending the time to exercise each outstanding warrant by one (1) year.  All other terms and conditions of each class of warrant remain unchanged.  In total, 2,679,742 warrants were affected by the expiration date extension.  More information can be found in the Form 8-K filed by the Company on October 26, 2015.